Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,439,418,344.8
Previously Paid Amount	0
Total Fee Amount	336,883.67
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $2,439,418,344.80. The prospectus is a final prospectus for the related offering.
Net Fee	$ 336,883.67
Narrative - Max Aggregate Offering Price	$ 2,439,418,344.8
Final Prospectus	true